SCHEDULE OF CONSOLIDATED STATEMENT OF FINANCIAL POSITIONS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Current	$ 5,752	$ 7,710	$ 7,813
Non-current	$ 5,005	6,709	15,318
Total		$ 14,419	$ 23,131	$ 31,122